Equity Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	1,163,182,565
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock repurchased (in shares)	88,683,716	117,721,650	68,650,727
Common stock repurchased (in dollars)	$ 15,034	$ 15,419	$ 7,534
Common stock repurchase authorization available (in dollars)	8,660
Common stock issued under employee plans, (in shares)	20,669,785	34,783,386	30,034,808
Issue of treasury shares as a result of exercises of stock options (in shares)	4,920,198	7,929,318	6,408,265
Purchases of treasury stock under employee plans (in shares)	1,717,246	2,334,932	1,550,846
Value of common shares remitted by employees in order to satisfy tax withholding requirements	289	297	161
Other comprehensive income/(loss), before tax:
Foreign currency translation adjustments, before tax	(693)	712	1,675
Net changes related to available-for-sale securities, before tax
Unrealized gains/(losses) arising during the period, before tax	(14)	70	118
Reclassification of (gains)/losses to net income, before tax	(231)	0	64
Subsequent changes in previously impaired securities arising during the period, before tax	4	8
Total net changes related to available-for-sale securities	(241)	78	182
Unrealized gains/(losses) on cash flow hedges, before tax
Unrealized gains/(losses) arising during the period, before tax	(266)	371	(718)
Reclassification of (gains)/losses to net income, before tax	511	203	(94)
Total unrealized gains/(losses) on cash flow hedges	245	573	(812)
Retirement-related benefit plans, before tax
Prior service costs/(credits), before tax	(28)	28	375
Net (losses)/gains arising during the period, before tax	(5,463)	(2,728)	1,433
Curtailments and settlements, before tax	11	10	(125)
Amortization of prior service (credits)/cost, before tax	(157)	(183)	(162)
Amortization of net gains/(losses),before tax	1,847	1,249	1,105
Total retirement-related benefit plans	(3,790)	(1,624)	2,626
Other comprehensive income/(loss), before tax (Note L)	(4,479)	(260)	3,671
Other comprehensive income, tax
Foreign currency translation adjustments, tax	(18)	(69)	57
Net changes related to available-for-sale securities, tax
Unrealized gains/(losses) arising during the period, tax	5	(24)	(47)
Reclassification of (gains)/losses to net income, tax	88	0	(24)
Subsequent changes in previously impaired securities arising during the period, tax	(1)	(3)
Total net changes related to available-for-sale securities, tax	91	(27)	(71)
Unrealized gains/(losses) on cash flow hedges, tax
Unrealized gains/(losses) arising during the period, tax	105	(120)	224
Reclassification of (gains)/losses to net income, tax	(182)	(68)	32
Total unrealized gains/(losses) on cash flow hedges, tax	(77)	(188)	256
Retirement-related benefit plans, tax
Prior service costs/(credits), tax	7	(8)	(146)
Net (losses)/gains arising during the period, tax	1,897	1,016	(439)
Curtailments and settlements, tax	(3)	(3)	33
Amortization of prior service (credits)/cost, tax	62	67	55
Amortization of net gains/(losses), tax	(619)	(441)	(402)
Total retirement-related benefit plans, tax	1,343	632	(898)
Other comprehensive income/(loss), tax	1,339	348	(656)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments, net of tax	(711)	643	1,732
Net changes related to available-for-sale securities, net of tax
Unrealized gains/(losses) arising during the period, net of tax	(9)	46	72
Reclassification of (gains)/losses to net income, net of tax	143	0	(39)
Subsequent changes in previously impaired securities arising during the period, net of tax	3	5
Total net changes related to available-for-sale securities, net of tax	(150)	51	111
Unrealized gains/(losses) on cash flow hedges, net of tax
Unrealized gains/(losses) arising during the period, net of tax	(162)	251	(493)
Reclassification of (gains)/losses to net income, net of tax	329	134	(63)
Total unrealized gains/(losses) on cash flow hedges, net of tax	167	385	(556)
Retirement-related benefit plans, net of tax
Prior service costs/(credits), net of tax	(22)	20	229
Net (losses)/gains arising during the period, net of tax	(3,566)	(1,712)	994
Curtailments and settlements, net of tax	7	7	(93)
Amortization of prior service (credits)/cost, net of tax	(94)	(116)	(107)
Amortization of net gains/(losses), net of tax	1,227	808	704
Total retirement-related benefit plans, net of tax	(2,448)	(992)	1,727
Other comprehensive income/(loss) (Note L)	$ (3,142)	$ 87	$ 3,015